Document and Entity Information	0 Months Ended
Sep. 30, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2014
Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND TRUST
Central Index Key	0000741375
Amendment Flag	false
Document Creation Date	May 12, 2015
Document Effective Date	May 12, 2015
Prospectus Date	May 12, 2015
Global Strategist Portfolio | Class IS
Risk/Return:
Trading Symbol	MGPOX